Cover	Jan. 14, 2026
Entity Addresses [Line Items]
Document Type	8-K
Amendment Flag	false
DocumentPeriod	Jan. 14, 2026
File Number	333-268561
Registrant Name	IMA Tech
Entity Central Index Key	0001980295
Tax Identification Number	98-1626237
state	WY
zip code	82941
area code	86
phone number	18621500863
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
EmergingGrowthCompany	true
Elected Not To Use the Extended Transition Period	false
Former Address [Member]
Entity Addresses [Line Items]
AddressLine1	34 N. Franklin Avenue 687
city	Pinedale